Concentrations of Credit Risk and Major Customers and Suppliers (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	10.00%	10.00%	10.00%
Customer [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	10.00%	10.00%	10.00%
Suppliers [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	10.00%	10.00%	10.00%
Accounts Receivable [Member] | Jiangshan Town [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	29.18%	47.40%
Accounts Receivable [Member] | Entity B [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage		11.76%
Accounts Receivable [Member] | Liaoning Beifang Environmental Protection Co., Ltd., [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	11.32%
Accounts Receivable [Member] | Yantai Urban Administration Bureau [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	12.76%
Accounts Receivable [Member] | Entity A [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	10.22%
Accounts Payable [Member] | Entity C [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	22.71%
Accounts Payable [Member] | Dalian Huarui [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage		50.56%
Accounts Payable [Member] | Qingdao Longde Water Affair Engineering Co., Ltd. [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage		18.44%